Pay vs Performance Disclosure - USD ($)	11 Months Ended	12 Months Ended			24 Months Ended
	Dec. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(4)	Net Loss (millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	30,102,697	27,102,297	384,576	384,576	(41.56)	(45.54)
2024	6,245,581	6,245,581	471,495	471,495	2.25	(38.53)
2023	5,556,481	5,556,481	499,893	324,062	13.96	(24.56)

(1)

The dollar amount reported in column (b) for 2025 reflects the combined compensation of Mr. John Simard, who served as Chief Executive Officer until his retirement on December 8, 2025 (including severance and the 2025 bonus paid in January 2026), and Dr. Sushma Shivaswamy, who served as Interim Chief Executive Officer thereafter. The dollar amounts reported in column (b) for 2024 and 2023 represent the amounts of total compensation reported for Mr. Simard (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)

The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. For fiscal year 2025, the named executive officers included in this calculation are Dr. Shivaswamy (with compensation included only for the period prior to her appointment as Interim Chief Executive Officer) and Ms. Hu. For 2024 and 2023, the named executive officers (excluding Mr. Simard) included in this calculation are Dr. Shivaswamy and Ms. Hu for the full year.

(3)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Chief Executive Officer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Chief Executive Officer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Chief Executive Officer) for each year to determine the compensation actually paid:

PEO Total Compensation Amount		$ 30,102,697	$ 6,245,581	$ 5,556,481
PEO Actually Paid Compensation Amount		27,102,297	6,245,581	5,556,481
Non-PEO NEO Average Total Compensation Amount		384,576	471,495	499,893
Non-PEO NEO Average Compensation Actually Paid Amount		$ 384,576	471,495	324,062
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	384,576	-	384,576
2024	471,495	-	471,495
2023	499,893	(175,831)	324,062

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Total Shareholder Return Amount		$ (41.56)	2.25	13.96
Net Income (Loss)		$ (45,540,000)	(38,530,000)	(24,560,000)
Mr. John Simard [Member]
Pay vs Performance Disclosure
PEO Name	Mr. John Simard				Mr. Simard
Dr. Sushma Shivaswamy [Member]
Pay vs Performance Disclosure
PEO Name		Dr. Sushma Shivaswamy
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ (175,831)